Accumulated Other Comprehensive Loss (Tables)	3 Months Ended
Jun. 30, 2024
Revelyst Business
Entity Information [Line Items]
Schedule of Accumulated Other Comprehensive Income (Loss)	The components of AOCL, net of income taxes, are as follows:

	March 31,
	2024	2023
Derivatives	$18	$(2,416)
Cumulative translation adjustment	(5,632)	(5,744)
Total accumulated other comprehensive loss	$(5,614)	$(8,160)
The following table details the amounts reclassified from AOCL to earnings as well as the changes in derivatives, pension and other postretirement benefits and foreign currency translation, net of income tax:

	Years ended March 31,
	2024			2023
	Derivatives	Cumulative translation adjustment	Total	Derivatives	Cumulative translation adjustment	Total
Beginning of year AOCL	$(2,416)	$(5,744)	$(8,160)	$—	$(5,278)	$(5,278)
Change in fair value of derivatives	199	—	199	(3,782)	—	(3,782)
Income tax impact on derivative instruments	(757)	—	(757)	778	—	778
Net loss reclassified from AOCL	2,992	—	2,992	588	—	588
Net change in cumulative translation adjustment	—	112	112	—	(466)	(466)
End of year AOCL	$18	$(5,632)	$(5,614)	$(2,416)	$(5,744)	$(8,160)
The components of AOCL, net of income taxes, are as follows:

	June 30, 2024	March 31, 2024
Derivatives	$335	$18
Cumulative translation adjustment	(5,881)	(5,632)
Total AOCL	$(5,546)	$(5,614)
The following tables detail the amounts reclassified from AOCL to earnings as well as the changes in derivatives and foreign currency translation, net of income tax:

	Three months ended
	June 30, 2024			June 25, 2023
	Derivatives	Cumulative translation adjustment	Total	Derivatives	Cumulative translation adjustment	Total
Beginning balance in AOCL	$18	$(5,632)	$(5,614)	$(2,416)	$(5,744)	$(8,160)
Change in fair value of derivatives	330	—	330	(161)	—	(161)
Income tax impact on derivative instruments	—	—	—	(222)	—	(222)
Net (gain) loss reclassified from AOCL	(13)	—	(13)	1,079	—	1,079
Net change in cumulative translation adjustment	—	(249)	(249)	—	664	664
Ending balance in AOCL	$335	$(5,881)	$(5,546)	$(1,720)	$(5,080)	$(6,800)